Leases (Details) - Schedule of minimum future rental payments under the leases - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases (Details) - Schedule of minimum future rental payments under the leases [Line Items]
2020	$ 129	$ 9
2021	26
2022	14
Total minimum future rental payments	169	119
2019		110
Property [Member]
Leases (Details) - Schedule of minimum future rental payments under the leases [Line Items]
2020	101
2021	6
2022
Total minimum future rental payments	107	80
2019		80
Motor vehicles [member]
Leases (Details) - Schedule of minimum future rental payments under the leases [Line Items]
2020	28	9
2021	20
2022	14
Total minimum future rental payments	$ 62	39
2019		$ 30